Schedule Of Risk Category Of Loans By Class Of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	$ 11,517,784	$ 10,431,727	$ 8,894,190
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	11,235,159	10,144,038	8,597,540
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	93,299	103,306	81,821
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	189,326	184,057	209,966
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	326	4,863
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	5,132,745	4,837,838	5,033,832
Residential Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	5,027,428	4,714,303	4,925,055
Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	21,964	45,144	27,930
Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	83,353	78,266	80,847
Residential Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	125	0
Residential Mortgage [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Multi-Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	3,557,333	2,995,052	1,816,118
Multi-Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	3,497,448	2,945,844	1,777,434
Multi-Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	42,375	31,594	16,053
Multi-Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	17,510	17,614	22,631
Multi-Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0	0
Multi-Family [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	2,190,099	1,966,156	1,418,089
Commercial real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	2,114,931	1,924,655	1,390,725
Commercial real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	20,298	18,869	8,596
Commercial real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	54,870	22,632	18,768
Commercial real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0	0
Commercial real estate [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	218,391	224,816	277,625
Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	184,513	160,390	173,392
Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	7,729	3,315	18,103
Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	26,149	61,111	81,267
Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0	4,863
Construction Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	195,187	168,943	106,299
Commercial And Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	189,013	162,428	90,903
Commercial And Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	608	3,319	9,933
Commercial And Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	5,566	3,196	5,463
Commercial And Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0	0
Commercial And Industrial Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	0
Consumer And Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	224,029	238,922	242,227
Consumer And Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	221,826	236,418	240,031
Consumer And Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	325	1,065	1,206
Consumer And Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	1,878	1,238	990
Consumer And Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	0	201	0
Consumer And Other Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Risk category of loans	$ 0	$ 0